Cost of sales	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Cost of sales	Cost of sales

Year ended December 31,	2024	2023
Salaries, wages and benefits	$342,693	$292,226
Repair parts and consumable supplies	247,351	198,730
Subcontractor services	107,636	100,572
Equipment and component sales	27,139	52,928
Third-party equipment rentals	29,524	18,727
Fuel	13,410	8,410
Other	21,303	6,935
	$789,056	$678,528